ISSUANCE OF NEGOTIABLE OBLIGATIONS - Negotiable obligations - Cordial Compania Financiera S A (Details) - Cordial Compania Financiera S.A. - ARS ($)	Dec. 31, 2019	Dec. 31, 2018	Mar. 22, 2017	Apr. 18, 2016	Apr. 25, 2013
Global Program for Issuance of Negotiable Obligations
ISSUANCE OF NEGOTIABLE OBLIGATIONS
Maximum amount can be issued			$ 2,500,000,000	$ 1,000,000,000	$ 500,000,000
Borrowings	$ 6,086,475,000	$ 14,317,445,000
Grupo Supervielle Class XIII, 01/31/2014
ISSUANCE OF NEGOTIABLE OBLIGATIONS
Borrowings		$ 43,108,000
Borrowings, adjustment to interest rate basis		6.25%
Banco Supervielle Class A, 02/09/2017
ISSUANCE OF NEGOTIABLE OBLIGATIONS
Borrowings	$ 3,804,338,000	$ 6,461,888,000
Borrowings, adjustment to interest rate basis	4.50%	4.50%
Banco Supervielle Class B, 12/22/2017
ISSUANCE OF NEGOTIABLE OBLIGATIONS
Borrowings		$ 923,233,000
Borrowings, adjustment to interest rate basis		3.25%
Banco Supervielle Class C, 12/22/2017
ISSUANCE OF NEGOTIABLE OBLIGATIONS
Borrowings	$ 667,169,000	$ 1,026,425,000
Borrowings, adjustment to interest rate basis	4.25%	4.25%
Banco Supervielle Class D, 02/14/2018
ISSUANCE OF NEGOTIABLE OBLIGATIONS
Borrowings		$ 1,182,758,000
Borrowings, adjustment to interest rate basis		3.50%
Banco Supervielle Class E, 02/14/2018
ISSUANCE OF NEGOTIABLE OBLIGATIONS
Borrowings	$ 1,599,410,000	$ 2,595,420,000
Borrowings, adjustment to interest rate basis	4.05%	4.05%
Cordial Compaa Financiera Class XIV, 05/11/2017
ISSUANCE OF NEGOTIABLE OBLIGATIONS
Borrowings		$ 611,622,000
Borrowings, adjustment to interest rate basis		3.50%
Cordial Compaa Financiera Class XV, 08/24/2017
ISSUANCE OF NEGOTIABLE OBLIGATIONS
Borrowings		$ 562,105,000
Borrowings, adjustment to interest rate basis		3.75%
Cordial Compaa Financiera Class XVI, 11/22/2017
ISSUANCE OF NEGOTIABLE OBLIGATIONS
Borrowings		$ 832,253,000
Borrowings, adjustment to interest rate basis		4.25%
Micro Lending Class II, 08/16/2016
ISSUANCE OF NEGOTIABLE OBLIGATIONS
Borrowings		$ 30,773,000
Borrowings, adjustment to interest rate basis		5.00%
Micro Lending Class III, 10/04/2017
ISSUANCE OF NEGOTIABLE OBLIGATIONS
Borrowings	$ 15,558,000	$ 47,860,000
Borrowings, adjustment to interest rate basis	7.00%	7.00%